Segmental analysis - Segment activity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmental analysis
Net interest income	£ 8,987	£ 8,708	£ 8,767
Non-interest income	4,146	3,882	4,156
Total income	13,133	12,590	12,923
Operating expenses, excluding depreciation and amortisation	(9,593)	(15,416)	(15,173)
Depreciation and amortisation	(808)	(778)	(1,180)
Impairment (losses)/releases	(493)	(478)	727
Operating profit/(loss) before tax	2,239	(4,082)	(2,703)
Personal and Business Banking (PBB)
Segmental analysis
Net interest income	5,551	5,354	5,175
Non-interest income	1,530	1,349	1,408
Total income	7,081	6,703	6,583
Operating expenses, excluding depreciation and amortisation	(4,505)	(4,947)	(4,993)
Depreciation and amortisation		2
Impairment (losses)/releases	(295)	(12)	133
Operating profit/(loss) before tax	2,281	1,746	1,723
UK Personal & Business Banking
Segmental analysis
Net interest income	5,130	4,945	4,810
Non-interest income	1,347	1,182	1,223
Total income	6,477	6,127	6,033
Operating expenses, excluding depreciation and amortisation	(3,829)	(4,278)	(4,564)
Depreciation and amortisation		2
Impairment (losses)/releases	(235)	(125)	(8)
Operating profit/(loss) before tax	2,413	1,726	1,461
Ulster Bank RoI
Segmental analysis
Net interest income	421	409	365
Non-interest income	183	167	185
Total income	604	576	550
Operating expenses, excluding depreciation and amortisation	(676)	(669)	(429)
Impairment (losses)/releases	(60)	113	141
Operating profit/(loss) before tax	(132)	20	262
Commercial and Private Banking (CPB)
Segmental analysis
Net interest income	2,750	2,592	2,433
Non-interest income	1,412	1,480	1,465
Total income	4,162	4,072	3,898
Operating expenses, excluding depreciation and amortisation	(2,399)	(2,873)	(2,881)
Depreciation and amortisation	(144)	(143)	(141)
Impairment (losses)/releases	(368)	(203)	(82)
Operating profit/(loss) before tax	1,251	853	794
Commercial Banking
Segmental analysis
Net interest income	2,286	2,143	1,997
Non-interest income	1,198	1,272	1,257
Total income	3,484	3,415	3,254
Operating expenses, excluding depreciation and amortisation	(1,870)	(2,324)	(1,780)
Depreciation and amortisation	(144)	(143)	(141)
Impairment (losses)/releases	(362)	(206)	(69)
Operating profit/(loss) before tax	1,108	742	1,264
Private Banking
Segmental analysis
Net interest income	464	449	436
Non-interest income	214	208	208
Total income	678	657	644
Operating expenses, excluding depreciation and amortisation	(529)	(549)	(1,101)
Impairment (losses)/releases	(6)	3	(13)
Operating profit/(loss) before tax	143	111	(470)
RBS International
Segmental analysis
Net interest income	325	303	303
Non-interest income	64	71	64
Total income	389	374	367
Operating expenses, excluding depreciation and amortisation	(217)	(174)	(160)
Depreciation and amortisation	(2)
Impairment (losses)/releases	(3)	(10)
Operating profit/(loss) before tax	167	190	207
NatWest Markets
Segmental analysis
Net interest income	203	343	452
Non-interest income	847	869	1,614
Total income	1,050	1,212	2,066
Operating expenses, excluding depreciation and amortisation	(2,250)	(2,810)	(5,226)
Depreciation and amortisation	49	(14)	(15)
Impairment (losses)/releases	174	(253)	730
Operating profit/(loss) before tax	(977)	(1,865)	(2,445)
Central Items and other
Segmental analysis
Net interest income	158	116	404
Non-interest income	293	113	(395)
Total income	451	229	9
Operating expenses, excluding depreciation and amortisation	(222)	(4,612)	(1,913)
Depreciation and amortisation	(711)	(623)	(1,024)
Impairment (losses)/releases	(1)		(54)
Operating profit/(loss) before tax	£ (483)	£ (5,006)	£ (2,982)